Employee Plans (Assumed Health Care Cost Trend Rates) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Employee Plans [Abstract]
Health care cost trend rate assumed for next year	7.30%	8.10%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2017	2017